REVENUE FROM CONTRACTS WITH CUSTOMERS - Customer liabilities and assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS
Trade receivables	$ 259.5	$ 84.0	$ 58.6
Customer contract assets	3.0	2.0
Customer contract liabilities	(0.9)
Customer contract balances	$ 261.6	$ 86.0	$ 58.6